Share based compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Expected dividends paid per common share	0.00%	0.00%	0.00%
Expected life in years	5 years	5 years	5 years
Weighted average expected volatility in the price of common shares	138.00%	65.00%	65.00%
Weighted average risk free interest rate	1.12%	1.68%	1.75%
Weighted average fair market value per share at grant date	$ .54	$ 0.52	$ 1.06
Intrinsic (or "in-the-money") value per share of options exercised	$ .00	$ 0.00	$ 0.59